Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended		36 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($) shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2018 USD ($)
Net loss	$ (240,580)	$ 373,939
Net current liability	1,108,870	1,383,738
Deficit on total equity	(24,671)	192,247			$ (178,436)
Net cash used in operating acitivities	(647,279)	1,016,347
Impairment losses on long-lived assets
VAT rate description	The rate of small-scale VAT is reduced from 3% to 1% (Announcement on the value added tax policy of supporting individual industrial and commercial households to return to work-Announcement No.13, 2020 of the Ministry of Finance and the State Administration of Taxation). This preferential tax rate will be implemented until December 31, 2021(Announcement No.7, 2021). All of HHEG's company in China current value-added tax for business is 1% (small-scale VAT taxpayer).
Deferred revenue	$ 253,889
Service Revenue	1,246,285	$ 2,268,717
Potentially dilutive ordinary shares | shares
Operating lease right-of-use assets	712,088	$ 415,770
Operating lease liabilities	$ 712,088
Revenue [Member]
Revenue decreased in future business disruptions	0.45
RMB [Member] | Cash and Cash Equivalents [Member]
Foreign currency risk, percentage	0.99	0.99
Valued Added Tax [Member] | RMB [Member] | Minimum [Member]
VAT monthly small scale | ¥				¥ 100,000
Valued Added Tax [Member] | RMB [Member] | Maximum [Member]
VAT monthly small scale | ¥				¥ 300,000
Valued Added Tax [Member] | RMB [Member] | Forecast [Member]
VAT monthly small scale | ¥			¥ 100,000
Conference and exhibition planning [Member]
Service Revenue	$ 102,720